INCOME TAXES	12 Months Ended
May 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 － INCOME TAXES

The provision for income taxes consisted of the following:

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Income tax current year	-	-	189
Income tax prior year	1	135	92
Income tax refund	-	(260)	-

Income tax expense (refund)	1	(125)	281

The effective tax rate in the financial years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company’s subsidiaries mainly operate in Singapore and are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

The Company is considered to be an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Loss before income taxes	(1,771)	-	-
Statutory income tax rate	0%	0%	0%
Income tax expense at statutory rate	-	-	-

Income tax expense	-	-	-

BVI

JBDI is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Jurong Barrels and JBD Systems are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of the income tax rate to the effective income tax rate based on income before income taxes for the financial years ended May 31, 2025, 2024 and 2023 are as follows:

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Income (Loss) before income taxes	(948)	(1,102)	1,087
Statutory income tax rate	17%	17%	17%
Income tax expense (refund) at statutory rate	(161)	(187)	185
Tax effect of non-taxable income	(2)	(14)	(22)
Tax effect of non-deductible items	161	144	163
Under provision in previous financial year	1	135	92
Deferred tax assets not recognized	-	(125)	-
Utilization of capital allowances	2	(40)	(125)
Others	-	(38)	(12)

Income tax expense (refund)	1	(125)	281

Deferred income tax assets

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable. The Company has unrecognized tax losses of approximately $125,000 at the reporting date which can be carried forward and used to offset future taxable income subject to meeting certain statutory requirements. The tax losses have no expiry date.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of May 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended May 31, 2025, 2024 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from May 31, 2025.